RELATED PARTIES - Directors’ and Prescribed Officers’ interests in AngloGold Ashanti Shares (Details)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	146,324	80,823	63,875
American Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share (in shares)	1
CHESS Depository Shares
Disclosure of transactions between related parties [line items]
Number of foreign held shares equal to one company share (in shares)	5
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	45,430	34,800	26,800
Indirect beneficial holding (in shares)	1,000	0	0
KOF Busia
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	2,000	2,000
AM Ferguson
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	5,000	5,000
MDC Richter
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	10,300	10,300	9,300
Indirect beneficial holding (in shares)	1,000
AH Garner
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	22,500	17,500	17,500
JE Tilk
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	2,800
SP Lawson
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	2,830
Executive Directors
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	26,370	4,690	0
Indirect beneficial holding (in shares)	0	0	0
A Calderon
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	26,370	4,690	0
KC Ramon
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	0	0	0
Prescribed Officers
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	74,524	41,333	37,075
SD Bailey
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	13,039	12,867	8,609
L Eybers
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	28,466	28,466	28,466
MC Godoy
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	32,643	0	0
I Kramer
Disclosure of transactions between related parties [line items]
Direct beneficial holding (in shares)	376	0	0